Loss Per Common Share (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Income (Loss) Available to Common Stockholders, Basic [Abstract]
Net loss	$ (3,586,220)	$ (6,192,529)	$ (5,635)		$ (9,778,749)
Basic and diluted loss per common share			$ 0.00
Benson Hill, Inc
Weighted average share impact of preferred stock, stock warrants, and stock options that were excluded from the calculation of diluted shares	110,835			68,275	108,910	68,292	79,798	64,376	44,615
Weighted average shares outstanding:
Basic weighted average shares outstanding	6,323			5,634	6,092	5,597	5,662	5,277	5,131
Diluted weighted average shares outstanding	6,323			5,634	6,092	5,597	5,662	5,277	5,131
Net Income (Loss) Available to Common Stockholders, Basic [Abstract]
Net loss	$ (27,419,000)			$ (12,749,000)	$ (49,766,000)	$ (24,828,000)	$ (67,159,000)	$ (43,910,000)	$ (18,089,000)
Less: Preferred stock deemed dividend							6,102,000		1,015,000
Net loss attributable to common stockholders							$ (73,261,000)	$ (43,910,000)	$ (19,104,000)
Basic and diluted loss per common share	$ (4.34)			$ (2.26)	$ (8.17)	$ (4.44)	$ (12.94)	$ (8.32)	$ (3.72)